Organization	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1. Organization

Akoustis Technologies, Inc. (formerly known as Danlax, Corp.) (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on April 10, 2013. Effective December 15, 2016, the Company changed its state of incorporation from the State of Nevada to the State of Delaware. Through its subsidiary, Akoustis, Inc. (a Delaware corporation), the Company operates in the telecommunications and fiber optics sector and is based in Huntersville, North Carolina. The mission of the Company is to commercialize and manufacture its patented BulkONE® acoustic wave technology to address the critical frequency-selectivity requirements in today’s mobile smartphones - improving the efficiency and signal quality of mobile wireless devices and enabling the Internet of Things.

On August 11, 2016, the Company changed its fiscal year from the period beginning on April 1 and ending on March 31 to the period beginning on July 1 and ending on June 30 of each year, effective immediately.

On March 10, 2017, the Company announced that its common stock was approved for listing on the NASDAQ Capital Market, effective March 13, 2017 under the symbol AKTS.

On March 23, 2017, the Company entered into a Definitive Asset Purchase Agreement and a Definitive Real Property Purchase Agreement (together, the “Agreements”) with The Research Foundation for the State University of New York (RF-SUNY) and Fuller Road Management Corporation (FRMC), an affiliate of RF-SUNY, to acquire for an aggregate purchase price of $2.75 million, certain specified assets, including STC-MEMS, a semiconductor wafer-manufacturing operation and microelectromechanical systems (MEMS) business with associated wafer-manufacturing tools and 28 employees, as well as the real estate and improvements associated with the facility located in Canandaigua, New York, which is used in the operation of STC-MEMS. Subject to satisfaction of certain conditions precedent, the Agreements contemplate that closing of the transactions is expected to occur approximately 90 days from the date of execution of the definitive agreement, which is on or about June 26, 2017.

The 2016-2017 Offering

The Company sold a total of 2,141,993 shares of its common stock, par value $0.001 per share (the “Common Stock”) in a private placement offering (the “2016-2017 Offering”) at a fixed purchase price of $5.00 per share (the “2016-2017 Offering Price”), with closings in each of November and December 2016 and January and February 2017. Aggregate gross proceeds were $10.7 million before deducting commissions and expenses of approximately $854,000. In connection with the 2016-2017 Offering, the Company also issued to the placement agents, warrants to purchase an aggregate 205,126 shares of Common Stock with a term of five years and an exercise price of $5.00 per share. In accordance with the terms of the subscription agreements executed by the Company and each of the investors, if the Company issues additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions, including but not limited to issuances of awards under Company employee stock incentive programs and certain issuances in connection with credit arrangements, equipment financings, lease arrangements, or similar transactions) between November 25, 2016 and the date that is 90 days after the date on which a registration statement registering the resale of the shares issued in the 2016-2017 Offering is declared effective by the Securities and Exchange Commission (the “SEC”), for a consideration per share less than the 2016-2017 Offering Price (as adjusted for any subsequent stock dividend, stock split, distribution, recapitalization, reclassification, reorganization, or similar event) (the “Lower Price”), each investor will be entitled to receive from the Company additional shares of Common Stock in an amount such that, when added to the number of shares of Common Stock initially purchased by such Investor, will equal the number of shares of Common Stock that such Investor’s investment in the Offering would have purchased at the Lower Price.

Note 1. Organization

Akoustis Technologies, Inc. (formerly known as Danlax, Corp.) (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on April 10, 2013. The Company operates in the telecommunications and fiber optics sector and is based in Huntersville, North Carolina.  The mission of the Company is to commercialize and manufacture its patent-pending BulkOne™ acoustic wave technology to address the critical frequency-selectivity requirements in today’s mobile smartphones – improving the efficiency and signal quality of mobile wireless devices and enabling The Internet of Things.

The Merger

On May 22, 2015, Akoustis Acquisition Corp., the Company’s wholly owned subsidiary, a corporation formed in the State of Delaware on May 15, 2015 (“Acquisition Sub”) merged (the “Merger”) with and into Akoustis, Inc., a corporation incorporated in the State of Delaware on May 12, 2014. Akoustis, Inc., was the surviving corporation in the Merger and became a wholly owned subsidiary of the Company. All of the outstanding stock of Akoustis, Inc., was converted into shares of the Company’s Common Stock, as described in more detail below.

At the closing of the Merger, each of the 11,671 shares of Common Stock and the 5,300 shares of preferred stock of Akoustis, Inc. issued and outstanding immediately prior to the closing of the Merger was exchanged for 324.082 shares of the Company’s Common Stock. As a result, an aggregate of 5,500,006 shares of the Company’s Common Stock were issued to the holders of Akoustis Inc. stock.

In connection with the Merger and pursuant to a Split-Off Agreement, the Company transferred all pre-Merger assets and liabilities to the Company’s pre-Merger majority stockholder, in exchange for the surrender by him and cancellation of 9,854,019 shares of the Company’s Common Stock, resulting in 3,000,005 shares of the Company’s Common Stock outstanding at the time of the Merger. These cancelled shares will resume the status of authorized but unissued shares of the Company’s Common Stock.

As a result of the Merger and Split-Off, the Company discontinued its pre-Merger business and acquired the business of Akoustis, Inc., and will continue the existing business operations of Akoustis, Inc.

The Merger was accounted for as a “reverse merger,” and Akoustis, Inc., was deemed to be the accounting acquirer in the reverse merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Merger will be those of Akoustis, Inc. and will be recorded at the historical cost basis, and the consolidated financial statements after completion of the Merger will include the assets and liabilities of Akoustis, Inc., historical operations of the Company, and operations of the Company and its subsidiaries from the closing date of the Merger. As a result of the issuance of the shares of the Company’s Common Stock pursuant to the Merger, a change in control of the Company occurred as of the date of consummation of the Merger. The Merger is intended to be treated as a tax-free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended. All historical share amounts of the accounting acquirer were retrospectively recast to reflect the share exchange.

Also on May 22, 2015, the Company changed its fiscal year from a fiscal year ending on July 31 of each year to one ending on March 31 of each year. On August 11, 2016, the Board of Directors adopted a resolution to change the fiscal year end from March 31 to June 30.

Since inception through June 30, 2016, the Company has not generated any revenue from operations and has accumulated losses of $6,674,813.

The Financing

On May 22, 2015, concurrently with the closing of the Merger, and as a condition to the Merger, the Company held a closing on a private placement offering (the “2015 Offering”) in which the Company sold 3,101,104 shares of its Common Stock, at a purchase price of $1.50 per share. On June 10, 2015, the Company completed a second and final closing of the private placement offering in which the Company sold an additional 261,000 shares of Common Stock. In total, the Company sold an aggregate of 3,362,104 shares of Common Stock. The aggregate gross proceeds from the 2015 Offering was $5,043,206 (before deducting placement agent fees and offering expenses of $801,579).

As a result of the foregoing, the Placement Agents and their sub-agents were paid aggregate commissions of $486,976 and were issued 2015 Placement Agent Warrants to purchase an aggregate of 324,650 shares of our Common Stock. We were also required to reimburse the Placement Agents approximately $77,150 of legal expenses incurred in connection with the 2015 Offering.

During April and May 2015, $655,000 principal amount of convertible notes of Akoustis, Inc., were converted into 436,806 shares of Common Stock of the Company on the same terms as the other investors in the 2015 Offering at a conversion price of $1.50 per share.

On August 6, 2015, the Company filed with the Securities and Exchange Commission (the “SEC”) a registration statement on Form S-1 for the public offering by selling stockholders of up to 7,876,310 shares of its Common Stock (which includes outstanding shares of Common Stock, shares underlying warrants and shares that may become issuable pursuant to an anti-dilution provision applicable to certain of the outstanding shares) pursuant to registration rights granted in connection with the 2015 Offering. The SEC declared the Form S-1 effective on October 20, 2015.

The 2016 Offering

On March 10, 2016, the Company held a closing of a private placement offering (the “March 2016 Offering”) in which it sold 494,125 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $790,600 (before deducting legal expenses of $20,913 for the March 2016 Offering).

On April 14, 2016, the Company held closings of a private placement offering (the “April 2016 Offering”) in which the Company sold 1,741,185 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $2,785,896 (before deducting expenses of $223,000 for legal services and agent commissions of the April  2016 Offering).

Investors in the shares were given anti-dilution protection with respect to the shares of Common Stock sold in the April 2016 Offering such that if, during the period from the closing of the April 2016 Offering until 90 days after the date on which the registration statement that the Company is required to file under a Registration Rights Agreement with the  investors is declared effective by the SEC, the Company shall issue additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions, including but not limited to issuances of awards under the Company’s 2015 Equity Incentive Plan and certain issuances of securities in connection with credit arrangements, equipment financings, lease arrangements or similar transactions) for a consideration per share less than the 2016 Offering Price (as adjusted for any subsequent stock dividend, stock split, distribution, recapitalization, reclassification, reorganization or similar event) (the “Lower Price”), each such investor will be entitled to receive from the Company additional shares of Common Stock in an amount such that, when added to the number of shares of Common Stock initially purchased by such investor, will equal the number of shares of Common Stock that such investor’s Offering subscription amount would have purchased at the Lower Price. As of mid-October 2016, the anti-dilution rights expired.

In connection with the April 2016 Offering, the Company agreed to pay the Placement Agents a cash commission of 8% of the gross proceeds raised from investors first contacted by the Placement Agents in the 2016 Offering. In addition, the Placement Agents received warrants to purchase a number of shares of Common Stock equal to 10% of the number of shares of Common Stock sold in the April 2016 Offering, with a term of five (5) years and an exercise price of $1.60 per share (the “2016 Placement Agent Warrants”). Any sub-agent of the Placement Agents that introduced investors to the 2016 April Offering was entitled to share in the cash fees and warrants attributable to those investors as described above.

As a result of the foregoing, the Placement Agents and their sub-agents were paid an aggregate commission of $196,752 and were issued 2016 Placement Agent Warrants to purchase an aggregate of 153,713 shares of Common Stock. The Company was also required to reimburse the Placement Agents approximately $17,500 of legal expenses incurred in connection with the 2016 Offering, of which $7,500 was paid by the issuance of 4,690 shares of Common Stock (valued at the 2016 Offering Price).